SEMI-ANNUAL
.................................................................................
                                FINANCIAL REPORT
.................................................................................
                                STI CLASSIC FUNDS
.................................................................................
                            A Family of Mutual Funds
.................................................................................

                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                       VIRGINIA TAX-FREE MONEY MARKET FUND


                                NOVEMBER 30, 2002
                               [STI Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

The equity markets closed lower and the bond markets finished higher in the six months ended November 30, 2002, but stocks appeared to begin a cyclical bottoming process that may bode well for improved performance in 2003. Continued concerns about strength of the economic and corporate profits recovery left the S&P 500 Composite Index down 11.5% on a total return basis during this period, while the fixed-income market performance as measured by the Lehman Aggregate Bond Index rose just under 5%.

As you may recall from previous letters, we have been cautiously positive on the equity markets since shortly after the tragic events of September 11, 2001. The favorable confluence of aggressive interest rate cuts by the Federal Reserve, tax reductions and spending increases by the Federal Government, more realistic corporate earnings expectations, and increasingly negative investor psychology helped provide a more attractive environment for equities. You may also recall however, that we have been much more price-sensitive and timing-sensitive in our equity selection. This was a result of our expectation that the current economic recovery would be more muted by historical standards, and that the markets would have a tendency to "chase" good news beyond its actual value. We also adopted a more cautious stance toward fixed-income investments, emphasizing the potential benefits from a gradual reduction in credit risk rather than betting that long term yields will fall much below their 40-year lows.

During the past six months, the economy continued its uneven but positive recovery at a pace that resembled the "stealth recovery" of the early 1990s. Job and production growth has been frustratingly slow, causing investors to worry about a "double-dip" recession. The S&P 500 tended to reflect the on-again-off-again shift in sentiment and expectations, bottoming first in July and again in October. While none of the ten major sectors in the Index posted gains over the past six months, both the battered technology and telecommunications sectors did garner some renewed investor interest amid signs of an evolving capital spending recovery. Large-cap stocks also regained favor during the period, though they lagged small-cap stocks over the past twelve months. Neither the growth nor the value styles showed a significant performance advantage, however. The fixed-income markets also experienced shifting performance during the period. While the highest quality, longer-term Treasury securities showed the best returns over the six months, corporate and mortgage-backed securities staged an impressive recovery in October and November. During this time we continued to emphasize the benefits of and need for a well-diversified portfolio as the most effective means of navigating these turbulent markets.

We are increasingly optimistic in our outlook for the economy and the stock markets in the closing days of 2002, but we also realize there are significant potential constraints on both. While the economy is currently working its way through a "soft patch," it appears that most corporations have eliminated excess inventories, have downsized considerably, and have returned to profitability. Moreover, the Fed reduced short-term rates again in November and the Republican control of both houses of Congress following the mid-term elections suggests a higher probability of further tax cuts and other fiscal stimulus. While these factors will help provide a sturdy base for recovery, the pace of growth is likely to be somewhat constrained by an already strong pace of consumer spending, sluggish job growth and the threat from global instability. This may mean a continuation of the volatility that has characterized market performance in recent years, but we believe the economy and the stock markets can develop a more positive trend.

We believe our emphasis on fundamental research on each company security we purchase will continue to provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic Family of Mutual Funds. We thank you for your loyalty and trust during these challenging times, and we will continue to earn and validate that trust in 2003.

                                          Sincerely,

                                          /s/Douglas S. Phillips

                                          Douglas S. Phillips
                                          Chief Investment Officer

                       This page left intentionally blank

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002                                 (UNAUDITED)



PRIME QUALITY MONEY MARKET FUND
------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)     VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (35.0%)
AGRICULTURE (0.9%)
   Cargill
     1.700%, 01/17/03              $ 25,000    $   24,944
     1.700%, 01/21/03                25,000        24,940
                                               ----------
                                                   49,884
                                               ----------
ASSET BACKED (9.1%)
   Amstel Funding
     1.370%, 12/09/02                 9,055         9,052
     1.370%, 12/16/02                 2,689         2,688
     1.370%, 12/17/02                 5,000         4,997
     1.750%, 01/21/03               100,000        99,751
     1.390%, 02/19/03                25,000        24,923
   Atlantis One Funding
     1.340%, 12/05/02               104,482       104,466
   Dorada Finance
     1.350%, 01/08/03                23,000        22,967
     1.360%, 01/28/03                17,000        16,963
     1.360%, 02/04/03                 5,150         5,137
   Edison Asset Securitization
     1.790%, 12/04/02                 5,328         5,327
   Sigma Finance
     1.700%, 12/02/02                25,000        24,999
     2.080%, 12/16/02                 4,000         3,997
   Starfish Global Funding
     1.350%, 12/18/02                63,586        63,545
     1.390%, 01/06/03                16,287        16,264
     1.320%, 01/09/03                40,000        39,943
     1.400%, 01/10/03                20,486        20,454
     1.380%, 01/21/03                53,072        52,968
                                               ----------
                                                  518,441
                                               ----------
AUTO FINANCE (1.0%)
   American Honda Finance
     1.330%, 01/13/03                 8,785         8,771
   Toyota Motor Credit
     1.350%, 12/05/02                 1,500         1,500
   Volkswagen America
     1.330%, 12/06/02                50,000        49,991
                                               ----------
                                                   60,262
                                               ----------

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)     VALUE (000)
------------------------------------------------------------
BANKS (4.5%)
   Abbey National North America
     1.320%, 12/10/02              $  1,700    $    1,700
   American Express Centurion
     Bank
     1.800%, 04/28/03                 2,000         1,985
   Den Norske
     1.350%, 01/08/03                89,250        89,123
     1.350%, 01/13/03               100,000        99,839
   Spintab AB
     1.580%, 12/02/02                 5,000         5,000
     1.350%, 12/11/02                 1,500         1,499
     1.350%, 12/13/02                 1,405         1,404
     1.770%, 01/08/03                25,000        24,953
   Union Bank of Switzerland
     1.300%, 12/11/02                30,250        30,239
                                               ----------
                                                  255,742
                                               ----------
DIVERSIFIED OPERATIONS (1.5%)
   Fortune Brands
     1.300%, 12/12/02                 7,000         6,997
   Rio Tinto
     1.600%, 12/10/02                11,140        11,136
     1.550%, 12/18/02                 2,395         2,393
     1.350%, 01/14/03                50,637        50,553
     1.400%, 01/15/03                 1,794         1,791
     1.350%, 01/16/03                14,167        14,143
                                               ----------
                                                   87,013
                                               ----------
DRUGS (2.7%)
   Aventis
     1.700%, 12/10/02                40,700        40,683
     1.320%, 12/16/02                 8,000         7,995
   Bayer
     1.350%, 01/16/03                 7,000         6,988
     1.350%, 01/17/03                50,000        49,912

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



PRIME QUALITY MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
DRUGS -- CONTINUED
   Merck
     1.320%, 12/09/02              $ 50,000    $   49,985
                                               ----------
                                                  155,563
                                               ----------
ENERGY (0.5%)
   Schlumberger
     1.300%, 12/04/02                27,000        26,997
                                               ----------
FINANCIAL SERVICES (8.1%)
   Allianz Financial
     1.350%, 12/13/02                92,000        91,959
   Diageo Capital
     2.700%, 03/11/03                50,000        49,626
     2.420%, 03/12/03                50,000        49,661
   Exxon Asset Management
     1.320%, 12/16/02                 6,425         6,421
   Fortis Funding
     1.350%, 12/02/02                57,208        57,206
     1.320%, 12/16/02                98,000        97,946
   General Electric Capital
     1.600%, 12/04/02                 1,005         1,005
   International Lease Finance
     1.350%, 12/06/02                25,000        24,995
     1.280%, 12/20/02                 1,800         1,799
     1.350%, 01/23/03                33,000        32,934
   Prudential Funding
     1.620%, 01/06/03                 1,500         1,498
   Swiss Re Financial
     1.350%, 01/28/03                50,000        49,891
     1.390%, 02/06/03                 1,200         1,197
                                               ----------
                                                  466,138
                                               ----------

------------------------------------------------------------
                                 FACE AMOUNT
                                    (000)      VALUE (000)
------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.0%)
   Sherwin-Williams
     1.700%, 12/16/02              $  1,400    $    1,399
                                               ----------
INSURANCE (1.2%)
   Jefferson-Pilot
     1.390%, 03/27/03                44,000        43,803
   John Hancock
     1.340%, 12/06/02                20,000        19,996
   Marsh & McLennan
     1.300%, 12/19/02                 1,675         1,674
     1.300%, 12/20/02                 3,100         3,098
                                               ----------
                                                   68,571
                                               ----------
INVESTMENT BANKER/BROKER DEALER (0.1%)
   UBS Finance
     1.300%, 12/19/02                 4,399         4,396
                                               ----------
TELEPHONE & TELECOMMUNICATIONS (1.5%)
   SBC International
     1.310%, 12/05/02                33,235        33,230
   Vodafone
     1.780%, 12/02/02                50,000        49,998
                                               ----------
                                                   83,228
                                               ----------
UTILITIES (3.9%)
   Florida Power & Light
     1.350%, 12/03/02                28,000        27,998
     1.350%, 12/10/02                12,000        11,996
     1.340%, 12/16/02                30,000        29,983
     1.390%, 01/16/03                50,000        49,911
     1.400%, 01/17/03                20,000        19,963
     1.390%, 01/21/03                28,000        27,945
     1.390%, 01/22/03                27,000        26,946

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)     VALUE (000)
------------------------------------------------------------
UTILITIES -- CONTINUED
   South Carolina Electric & Gas
     1.330%, 12/18/02              $  7,000    $    6,996
     1.370%, 12/30/02                 3,200         3,197
     1.380%, 01/13/03                15,500        15,474
   South Carolina Fuel
     1.370%, 12/12/02                 1,780         1,779
                                               ----------
                                                  222,188
                                               ----------
Total Commercial Paper
     (Cost $1,999,822)                          1,999,822
                                               ----------
CORPORATE OBLIGATIONS (42.3%)
AGRICULTURE (0.2%)
   Cargill, MTN (A)(C)
     1.975%, 01/13/03                10,000        10,002
                                               ----------
ASSET BACKED SECURITIES (8.5%)
   Beta Finance, MTN
     1.418%, 04/25/03                75,000        75,000
   Beta Finance, MTN (A)
     2.370%, 01/10/03                 5,000         5,000
   Dorada Finance, MTN (A)(C)
     1.493%, 01/27/03               100,000        99,999
   MMCA Auto Lease Trust, Ser
     2002-A
     1.827%, 04/15/03                71,444        71,444
   New South Motor Vehicle Trust,
     Ser 2002-A, Cl A1
     1.440%, 06/15/03                35,000        35,000
   Regions Auto Receivables Trust,
     Ser 2002-1, Cl A1
     1.400%, 12/15/03                73,500        73,500
   Sigma Finance, MTN (A) (C)
     1.433%, 04/28/03                75,000        74,996
     1.423%, 04/28/03                50,000        49,996
                                               ----------
                                                  484,935
                                               ----------

------------------------------------------------------------
                                FACE AMOUNT
                                    (000)     VALUE (000)
------------------------------------------------------------
AUTO FINANCE (2.2%)
   Toyota Motor Credit, MTN (C)
     1.508%, 12/23/02              $125,000    $  125,000
                                               ----------
BANKS (8.6%)
   American Express Centurion
     Bank (C)
     1.359%, 12/12/02                50,000        50,000
     1.380%, 10/10/03                75,000        75,000
   Australia & New Zealand
    Banking Group, MTN (C)
     1.440%, 08/18/03                50,000        50,036
   Bank of America, Ser E,
     MTN (A)(C)
     1.600%, 05/14/03                10,000        10,008
   Den Norske, Ser E, MTN (C)
     1.903%, 04/17/03                 2,500         2,501
   First Tennessee Bank (C)
     1.408%, 04/17/03                50,000        50,000
   First Union National Bank (C)
     1.621%, 12/18/02                25,000        25,003
     1.981%, 06/27/03                20,000        20,028
   Marshall & Ilsley Bank (C)
     1.428%, 08/21/03                10,000        10,001
   Marshall & Ilsley Bank (D) (H)
     6.150%, 12/03/07               101,000       101,009
   National City (C)
     1.470%, 05/12/03                40,000        40,023
   Wells Fargo, MTN (C)
     1.420%, 10/15/03                50,000        50,000
   Wells Fargo, Ser G, MTN
     5.750%, 02/01/03                 5,543         5,572
                                               ----------
                                                  489,181
                                               ----------
CONSUMER PRODUCTS (0.0%)
   Colgate-Palmolive, Ser E,
     MTN (C) (D)
     1.120%, 08/22/42                 3,040         2,973
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



PRIME QUALITY MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
DIVERSIFIED OPERATIONS (1.0%)
   Philip Morris Tobacco
     7.250%, 01/15/03              $ 12,375    $   12,442
     8.250%, 10/15/03                22,729        23,863
     6.800%, 12/01/03                18,000        18,798
                                               ----------
                                                   55,103
                                               ----------
DRUGS (1.4%)
   Bayer (A) (C)
     4.450%, 03/19/03                75,000        75,316
   Merck, Ser D, MTN (C) (D)
     0.970%, 08/22/42                 2,350         2,296
                                               ----------
                                                   77,612
                                               ----------
FINANCIAL SERVICES (10.2%)
   American Express Credit,
     Ser B, MTN
     1.370%, 03/07/03                14,274        14,273
     1.380%, 03/25/03                 4,758         4,758
     1.424%, 10/10/03                 5,275         5,275
   American General Finance
     5.900%, 01/15/03                 1,890         1,898
     6.200%, 03/15/03                15,000        15,149
     5.750%, 11/01/03                 7,070         7,294
   American General Finance,
     Ser E, MTN
     6.250%, 12/18/02                 4,250         4,257
   Ameritech Capital Funding
     5.875%, 02/19/03                14,440        14,531
   Associates (C) (D)
     1.896%, 06/15/04                75,000        75,000
  CIT Group
     7.375%, 03/15/03                61,400        61,992
     5.625%, 10/15/03                38,194        38,963
     7.500%, 11/14/03                52,715        54,344
   CIT Group, MTN
     5.920%, 01/15/03                 8,375         8,400
     5.910%, 11/10/03                 1,350         1,374

------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   CIT Group, MTN (C)
     2.210%, 04/07/03              $ 20,750      $ 20,746
     2.630%, 11/25/03                15,000        15,000
   General Electric Capital
     1.381%, 01/22/03                50,000        50,001
   General Electric Capital (C)
     1.409%, 11/07/03                69,000        69,000
   General Electric Capital, MTN (C)
     5.000%, 01/06/03                 1,573         1,577
   General Electric Capital,
     Ser A, MTN
     7.000%, 02/03/03                 2,255         2,272
   Heller Financial
     6.400%, 01/15/03                12,000        12,057
   Heller Financial, Ser I, MTN (C)
     2.090%, 04/28/03                 1,000         1,002
   Household Finance
     6.875%, 03/01/03                 4,000         4,038
   Household Finance (C)
     1.881%, 08/15/03                75,000        75,000
   Household Finance, MTN
     6.125%, 02/27/03                10,000        10,059
   Prudential Funding, MTN (A)
     5.970%, 03/17/03                 4,375         4,409
   Wells Fargo Financial
     7.000%, 01/15/03                10,795        10,855
                                               ----------
                                                  583,524
                                               ----------
INSURANCE (0.0%)
   ING Groep, MTN
     7.125%, 03/01/03                 2,010         2,030
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (4.6%)
   Bear Stearns
     6.125%, 02/01/03                 5,000         5,030
     6.200%, 03/30/03                 2,400         2,436
   Bear Stearns, Ser B, MTN
     1.420%, 05/22/03                75,000        75,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS -- CONTINUED
Bear Stearns, Ser B, MTN (C)
     1.775%, 06/20/03              $ 25,000    $   25,022
   Credit Suisse First Boston, MTN
     1.926%, 12/12/02                10,000        10,001
   Goldman Sachs Group,
     MTN (C)
     1.980%, 03/17/03                 4,000         4,001
   Merrill Lynch, MTN (C)
     1.956%, 10/01/03                 3,025         3,025
   Merrill Lynch, Ser E, MTN
     6.800%, 11/03/03                 1,000         1,044
   Morgan Stanley Dean Witter
     7.125%, 01/15/03                 4,300         4,324
     1.370%, 01/21/03                25,000        25,000
   Morgan Stanley Dean Witter,
     MTN (C)
     2.007%, 03/13/03                 5,490         5,493
   Morgan Stanley Dean Witter,
     Ser 1, MTN (C)
     1.481%, 10/16/03                75,000        75,000
   Morgan Stanley Dean Witter,
     Ser 3, MTN (C)
     1.910%, 05/05/03                25,000        25,002
   Salomon Smith Barney
     Holdings
     6.125%, 01/15/03                 5,000         5,025
                                               ----------
                                                  265,403
                                               ----------
PETROLEUM & FUEL PRODUCTS (0.2%)
   BP Amoco PLC, Ser A, MTN
     6.600%, 12/04/02                 3,000         3,001
   ChevronTexaco
     8.500%, 02/15/03                10,900        11,033
                                               ----------
                                                   14,034
                                               ----------

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
REGIONAL GOVERNMENT AGENCY (0.7%)
   Hydro-Quebec
     7.375%, 02/01/03              $ 18,055    $   18,201
   Inter-American Development
     Bank
     7.000%, 06/16/03                 1,600         1,635
   International Bank
     Reconstruction &
     Development, MTN
     5.500%, 01/21/03                10,000        10,041
   Province of Ontario
     7.375%, 01/27/03                 9,500         9,569
                                               ----------
                                                   39,446
                                               ----------
RETAIL (0.3%)
   May Department Stores
     9.875%, 12/01/02                 8,698         8,698
   Target
     6.400%, 02/15/03                 3,275         3,299
     6.625%, 03/01/03                 1,000         1,008
   Wal-Mart
     4.625%, 04/15/03                 2,000         2,012
                                               ----------
                                                   15,017
                                               ----------
TELEPHONE & TELECOMMUNICATIONS (4.0%)
   Bell Telephone Company of
     Pennsylvania
     6.125%, 03/15/03                16,000        16,155
   BellSouth Telecommunications
     6.250%, 05/15/03                 1,570         1,594
   BellSouth Telecommunications
     (A) (C)
     4.105%, 04/26/03               125,000       125,713
   GTE South, Ser A
     6.310%, 12/15/02                 3,500         3,505
   SBC Communications (A)
     4.295%, 06/05/03                75,000        75,579

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



PRIME QUALITY MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                               FACE AMOUNT
                                  (000)        VALUE (000)
------------------------------------------------------------
Telephone & Telecommunications -- continued
   Verizon Communications
     9.100%, 06/01/03              $  5,000    $    5,139
                                               ----------
                                                  227,685
                                               ----------
UTILITIES (0.4%)
   Alabama Power, Ser O (C)
     1.906%, 03/03/03                15,000        15,002
   Georgia Power, Ser F
     5.750%, 01/31/03                 3,225         3,245
   Wisconsin Electric Power
     6.625%, 12/01/02                 7,110         7,110
                                               ---------
                                                   25,357
                                               ----------
Total Corporate Obligations
     (Cost $2,417,302)                          2,417,302
                                               ----------
CERTIFICATES OF DEPOSIT (7.1%)
   ABN Amro (C)
     1.330%, 12/06/02                50,000        50,000
   Canadian Imperial Bank
     2.090%, 12/31/02                50,000        50,000
   Commerzbank (C)
     1.608%, 12/06/02               100,000        99,999
   Dresdner Bank (C)
     2.550%, 05/12/03                 1,500         1,507
   Marshall & Ilsley Bank
     5.263%, 12/15/03                25,700        26,631
   Societe Generale, NY
     1.299%, 03/24/03                75,000        74,990
   Westdeutsche Landesbank, NY
     1.301%, 03/24/03               100,000        99,985
                                               ----------
Total Certificates of Deposit
     (Cost $403,112)                              403,112
                                               ----------

------------------------------------------------------------
                                 SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.8%)
   FFCB
     3.125%, 10/01/03              $ 17,350    $   17,514
   FHLB, Ser 4J03
     1.750%, 09/03/03                12,075        12,059
   FHLB, Ser 7U03
     1.860%, 11/03/03                10,000         9,994
   FHLB, Ser 9F03
     1.900%, 11/12/03                 6,975         6,967
   FHLB, Ser 9J03
     1.900%, 11/14/03                73,500        73,460
   FHLMC (G)
     1.686%, 01/15/03                 4,000         3,991
   FNMA
     3.125%, 11/15/03               123,530       124,918
   SLMA Discount Note (G)
     2.280%, 01/27/03               200,000       199,278
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $448,181)                              448,181
                                               ----------
CASH EQUIVALENTS (8.1%)
   Dreyfus Cash Management
     Plus Fund                  265,000,000       265,000
   Federated Prime Value
     Money Market Fund          200,000,000       200,000
                                               ----------
Total Cash Equivalents
     (Cost $465,000)                              465,000
                                               ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)      VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS (1.1%)
   Lehman Brothers
     1.265% dated 11/29/02, matures
     12/02/02, repurchase price
     $24,284,010 (collateralized by
     U.S. Government obligation:
     total market value
     $24,769,780) (B)              $ 24,281    $   24,281
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $11,256,065 (collateralized by
     U.S. Government obligations:
     total market value
     $11,480,833) (B)                11,255        11,255
   Paribas
     1.335% dated 11/29/02, matures
     12/02/02, repurchase price
     $20,314,875 (collateralized by
     U.S. Government obligation:
     total market value
     $20,720,506) (B)                20,313        20,313
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $6,734,626 (collateralized by
     U.S. Government obligations:
     total market value
     $6,873,787) (B)                  6,734         6,734
                                               ----------
Total Repurchase Agreements
     (Cost $62,583)                                62,583
                                               ----------
Total Investments (101.4%)
   (Cost $5,796,000)                            5,796,000
                                               ----------

------------------------------------------------------------
                                               VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
Investment Advisory Fee Payable                $   (2,621)
Administration Fee Payable                           (331)
Distribution Fee Payable - Investor Class            (289)
Distribution Fee Payable - Flex Class                 (11)
Custodian Fee Payable                                 (20)
Other Assets and Liabilities                      (76,570)
                                               ----------
Total Other Assets and
   Liabilities, Net                               (79,842)
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 3,761,002,760
   outstanding shares of beneficial interest    3,760,981
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 1,938,150,085
   outstanding shares of beneficial interest    1,938,173
Portfolio Shares of Flex Class
   (unlimited authorization -- no par
   value) based on 17,002,403
   outstanding shares of beneficial interest       17,002
Distributions in excess of
   net investment income                             (819)
Accumulated net realized gain on investments          821
                                               ----------
Total Net Assets (100.0%)                      $5,716,158
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Class (1)           $     1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.
                                                                               9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------
                                FACE AMOUNT
                                    (000)      VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (94.6%)
ALABAMA (4.6%)
   Birmingham, Special Care
     Facilities, Carraway
     Methodist Health Project,
     Ser A, RB (C) (D) (E)
     1.190%, 08/15/28              $ 11,300    $   11,300
   Birmingham, Special Care
     Facilities, Ser PT 510,
     RB (C) (D)
     1.360%, 11/15/20                15,000        15,000
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (C) (D) (E)
     1.300%, 04/01/08                 3,500         3,500
   Daphne-Villa Mercy, Special Care
     Facility Authority,
     Mercy Medical Project,
     RB (C) (D) (E)
     1.190%, 12/01/27                18,500        18,500
   Mobile, Industrial Development
     Board, Dock & Wharf
     Holnam Project, Ser A,
     RB (C) (D) (E)
     1.100%, 06/01/32                 4,900         4,900
                                                ---------
                                                   53,200
                                                ---------
ARIZONA (0.4%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System,
     Ser SG-10, RB (C) (D)
     1.220%, 01/01/30                 4,770         4,770
                                                ---------
COLORADO (0.6%)
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H,
     RB, FNMA (C) (D)
     1.150%, 10/15/16                 5,715         5,715

------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
COLORADO -- CONTINUED
   Lowry, Economic
     Redevelopment Authority,
     Ser B, RB (C) (D) (E)
     1.200%, 12/01/20              $  1,800    $    1,800
                                               ----------
                                                    7,515
                                               ----------
DELAWARE (0.2%)
   Delaware State, Educational
     Development Authority,
     RB (C) (D) (E)
     1.625%, 10/01/19                 1,875         1,875
                                               ----------
DISTRICT OF COLUMBIA (1.3%)
   District of Columbia, George
     Washington University
     Project, Ser C, RB, MBIA
     (C) (D)
     1.250%, 09/15/29                 7,500         7,500
   District of Columbia, Planned
     Parenthood, RB (C) (D) (E)
     1.150%, 12/01/29                 7,030         7,030
                                               ----------
                                                   14,530
                                               ----------
FLORIDA (10.8%)
   Collier County, School Board
     Authority, RB (C) (D)
     1.220%, 02/15/21                 6,300         6,300
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     1.100%, 10/05/22                43,360        43,360
   Florida State, Housing Finance
     Agency, Brentwood Club
     Apartments Project, Ser A-1,
     RB (C) (D) (E)
     1.250%, 01/15/35                10,400        10,400

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
FLORIDA -- CONTINUED
   Florida State, Multi-Family
     Housing Finance Authority,
     Bainbridge Project, Ser M,
     RB, FNMA, AMT (C) (D)
     1.170%, 12/01/25              $  6,470    $    6,470
   Muniemae, RB (C) (D)
     1.320%, 12/19/05                 5,000         5,000
   Orange County, Health
     Facilities Authority,
     Ser PA-95, RB (C) (D)
     1.220%, 10/01/14                 8,485         8,485
   Orange County, Housing Finance
     Authority, Water View Club
     Apartments Project, Ser D,
     RB, FNMA, AMT (C) (D)
     1.170%, 08/15/30                 6,300         6,300
   Palm Beach County, Norton
     Gallery Project, RB (C) (D) (E)
     1.200%, 05/01/25                 2,500         2,500
   Tampa Bay, Regional
     Water Supply Authority,
     RB (C) (D) (E)
     1.250%, 10/01/31                 9,300         9,300
   University of North Florida,
     Parking Systems Project,
     RB (C) (D) (E)
     1.300%, 05/01/28                 5,700         5,700
   University of South
     Florida, COP (C) (D) (E)
     1.110%, 01/01/29                10,790        10,790
   University of South Florida,
     Research Foundation,
     University Technology Center
     Project, RB (C) (D) (E)
     1.200%, 12/01/19                11,500        11,500
                                               ----------
                                                  126,105
                                               ----------

------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
GEORGIA (5.5%)
   Atlanta, Airport Authority, Ser
     313, RB, FGIC, AMT (C) (D)
     1.310%, 01/01/18              $  3,335    $    3,335
   Atlanta, Airport Authority,
     Ser SG 138, RB (C) (D)
     1.240%, 01/01/26                 6,600         6,600
   Cobb County, Educational
     Facilities Development
     Authority, Kennesaw State
     University Project, RB,
     AMBAC (C) (D)
     1.300%, 11/01/18                 5,615         5,615
   Fulton County, Development
     Authority, American National
     Red Cross Project,
     RB (C) (D) (E)
     1.300%, 08/01/05                   600           600
   Fulton County, Development
     Authority, Metropolitan
     Atlanta YMCA Project,
     RB (C) (D) (E)
     1.300%, 11/01/22                 8,500         8,500
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.250%, 07/01/15                 7,025         7,025
   Georgia State, GO (C) (D)
     1.180%, 11/01/09                16,865        16,865
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (C) (D) (E)
     1.300%, 06/01/20                 3,150         3,150
   Metropolitan Atlanta, Rapid
     Transportation Authority, Ser
     SG-57, RB, AMBAC (C) (D)
     1.220%, 07/01/20                 5,000         5,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
GEORGIA -- CONTINUED
   Mitchell County, Industrial
     Development Authority, City
     of Camille Project,
     RB (C) (D) (E)
     1.350%, 03/01/15                $ 3,600    $    3,600
   Savannah, Economic
     Development Authority,
     Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (C) (D) (E)
     1.300%, 12/01/19                 1,965         1,965
   Savannah, Economic
     Development Authority,
     Kennickell Printing Project,
     RB, AMT (C) (D) (E)
     1.300%, 09/01/11                 2,015         2,015
                                               ----------
                                                   64,270
                                               ----------
IDAHO (0.3%)
   Idaho State, Housing & Finance
     Association, Ser PA-115,
     RB (C) (D)
     1.270%, 01/01/27                 3,251         3,251
                                               ----------
ILLINOIS (10.2%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.250%, 01/01/12                 1,000         1,000
   Chicago, Airport Special
     Facilities, Centerpoint O'Hare
     Project, RB, AMT (C) (D) (E)
     1.250%, 09/01/32                 2,800         2,800
   Chicago, Merlots Project,
     Ser WWW, GO
     1.320%, 01/01/22                11,000        11,000

------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
ILLINOIS -- CONTINUED
    Chicago, Water Authority,
     Merlots Project, Ser A, GO
     1.650%, 11/01/30              $ 14,985    $   14,985
   Illinois State, Development
     Finance Authority, Lyric
     Opera Chicago Project,
     RB (C) (D) (E)
     1.150%, 12/01/28                10,000        10,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project,
     RB (C) (D) (E)
     1.200%, 02/01/28                 1,600         1,600
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (C) (D) (E)
     1.150%, 11/01/15                 4,900         4,900
   Illinois State, Educational
     Facilities Authority, University
     of Chicago Project, Ser B-1,
     RB (C)
     2.700%, 07/01/03                20,900        21,015
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care Project, Ser B, RB (C) (D)
     1.250%, 08/15/22                 2,200         2,200
   Illinois State, Health Facilities
     Authority, Proctor Hospital
     Project, RB (C) (D) (E)
     1.200%, 01/01/12                 4,500         4,500

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Housing
     Development Authority,
     Illinois Center Apartments
     Project, RB (C) (D)
     1.110%, 01/01/08              $ 15,300    $   15,300
   Illinois State, Industrial
     Development Finance
     Authority, Derby Project,
     RB, AMT (C) (D) (E)
     1.400%, 10/01/07                   300           300
   Illinois State, Regional
     Transportation Authority, Ser
     SG-82, RB, MBIA (C) (D)
     1.220%, 06/01/25                17,500        17,500
   Lockport, Industrial
     Development Authority,
     Panduit Project, RB, AMT
     (C) (D) (E)
     1.250%, 04/01/25                 2,000         2,000
   Macon County, Millikin
     University Project, RB,
     AMBAC (C) (D)
     1.150%, 10/01/28                 5,850         5,850
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser A,
     RB, AMT (C) (D) (E)
     1.250%, 05/01/14                   500           500
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser B,
     RB, AMT (C) (D) (E)
     1.250%, 06/01/09                 1,400         1,400

--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS -- CONTINUED
    Wheeling, Industrial
     Development Authority,
     Circuit Service Project,
     RB, AMT (C) (D) (E)
     1.400%, 04/01/18              $  2,200    $    2,200
                                               ----------
                                                  119,050
                                               ----------
INDIANA (3.4%)
   Elkhart County, Industrial
     Economic Development
     Authority, Holly Park Project,
     RB, AMT (C) (D) (E)
     1.400%, 02/01/10                 1,800         1,800
   Fort Wayne, Industrial
     Economic Development
     Authority, Technical Project,
     RB, AMT (C) (D) (E)
     1.250%, 07/01/09                 1,000         1,000
   Indiana State, Development
     Finance Authority, Culver
     Educational Project,
     RB (C) (D) (E)
     1.150%, 01/01/32                12,700        12,700
   Indiana State, Development
     Finance Authority, Historical
     Society Project, RB (C) (D) (E)
     1.200%, 08/01/31                 1,200         1,200
   Indiana State, Educational
     Facilities Authority, Wesleyan
     Project, Ser B, RB (C) (D) (E)
     1.300%, 06/01/28                 2,500         2,500
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners Project,
     Ser B, RB (C) (D)
     1.200%, 02/15/26                 2,000         2,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
INDIANA -- CONTINUED
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce
     Project, RB, AMT (C) (D) (E)
     1.400%, 06/01/05               $  1,200   $    1,200
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor
     Investments-Woodland
     Project, RB, AMT (C) (D) (E)
     1.310%, 10/01/29                 2,000         2,000
   Marshall County, Industrial
     Economic Development
     Authority, Culver
     Educational Foundation
     Project, RB (C) (D) (E)
     1.200%, 01/01/35                 8,300         8,300
   Warren Township, Vision 2005,
     Merlots, Ser A52, RB,
     FGIC (C) (D) (E)
     1.320%, 07/15/20                 6,600         6,600
                                               ----------
                                                   39,300
                                               ----------
IOWA (0.5%)
   Sac County, Industrial
     Development Authority,
     Evapco Project, RB,
     AMT (C) (D) (E)
     1.300%, 07/01/16                 3,060         3,060
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     RB (C) (D) (E)
     1.200%, 12/01/14                 2,500         2,500
                                               ----------
                                                    5,560
                                               ----------

------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
KANSAS (0.9%)
   Sedgwick & Shawnee Counties,
     Ser PT 227, RB (C) (D) (E)
     1.270%, 12/01/22              $  9,880    $    9,880
                                               ----------
KENTUCKY (0.3%)
   Kentucky State, Development
     Districts Financing Authority,
     RB (C) (D) (E)
     1.400%, 06/01/33                 3,800         3,800
                                               ----------
LOUISIANA (0.2%)
   Louisiana State, Public Facilities
     Authority, Pollution Control,
     Ciba-Geigy Project,
     RB (C) (D) (E)
     1.150%, 12/01/04                 2,400         2,400
                                               ----------
MARYLAND (1.4%)
   Howard County, Economic
     Development Authority,
     Norbell School Project,
     RB (C) (D) (E)
     1.200%, 02/01/28                 5,000         5,000
   Maryland State, Community
     Development Administration
     Authority, Ser 170, RB (C) (D)
     1.220%, 04/01/18                 5,225         5,225
   Maryland State, Ser PA 816,
     GO (C) (D)
     1.180%, 03/01/15                 5,800         5,800
                                               ----------
                                                   16,025
                                               ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
MASSACHUSETTS (3.2%)
   Massachusetts State, GO (C) (D)
     1.500%, 12/26/02              $  7,380    $    7,380
     1.120%, 03/01/10                20,000        20,000
   Massachusetts State,
     Transportation Improvement
     Association, Route 3 North Project,
     Ser B, RB, AMBAC (C) (D)
     1.100%, 06/15/33                10,000        10,000
                                               ----------
                                                   37,380
                                               ----------
MICHIGAN (0.2%)
   Michigan State, Strategic Fund,
     Consolidated Industrial
     Project, RB, AMT (C) (D) (E)
     1.400%, 01/01/19                 2,000         2,000
   Oakland County, Economic
     Development Authority,
     Moody Family Limited
     Project, RB, AMT (C) (D) (E)
     1.400%, 09/01/12                   700           700
                                               ----------
                                                    2,700
                                               ----------
MISSOURI (2.0%)
   Carthage, Industrial
     Development Authority,
     Schrieber Project, RB,
     AMT (C) (D) (E)
     1.250%, 11/01/10                 3,100         3,100
   Missouri State, Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project, RB, AMT
     (C) (D) (E)
     1.250%, 05/01/28                   700           700

------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
   MISSOURI -- CONTINUED
   St. Louis, Industrial
     Development Authority,
     Multi-Family Housing
     Project, RB
     (C) (D) 1.410%, 09/01/41      $ 20,000    $   20,000
                                               ----------
                                                   23,800
                                               ----------
MONTANA (0.7%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (C) (D) (E)
     1.150%, 06/01/20                 8,500         8,500
                                               ----------
NEVADA (2.1%)
   Clark County, Airport
     Improvement Authority, Sub
     Lien Ser A-1, RB (C) (D) (E)
     1.100%, 07/01/25                 9,510         9,510
   Clark County, Airport
     Improvement Authority,
     Sub-Lien Ser A-2, RB, AMT
     (C) (D) (E)
     1.210%, 07/01/25                 4,275         4,275
   Nevada State, Ser 344, GO,
     FGIC (C) (D)
     1.310%, 05/15/28                 5,495         5,495
   Nevada State, Ser SG-114,
     RB (C) (D)
     1.220%, 03/01/27                 5,000         5,000
                                               ----------
                                                   24,280
                                               ----------
NEW HAMPSHIRE (0.2%)
   New Hampshire State, Housing
     Finance Authority,
     Ser PT-348, RB (C) (D) (E)
     1.270%, 07/01/29                 2,480         2,480
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
NEW JERSEY (3.4%)
   New Jersey State, Housing &
     Maintaining Finance Agency,
     Ser PT-1882, RB,
     MBIA (C) (D)
     1.140%, 04/01/26              $ 14,740    $   14,740
   New Jersey State, Ser PA-801,
     COP, FHLMC (C) (D)
     1.150%, 09/15/14                 7,300         7,300
   New Jersey State,
     Transportation Authority,
     Ser PA-902, RB, MBIA (C) (D)
     1.150%, 12/15/05                17,020        17,020
                                               ----------
                                                   39,060
                                               ----------
NEW MEXICO (0.3%)
   Las Cruces, RB, MBIA
     5.250%, 12/01/02                 2,960         2,960
                                               ----------
NEW YORK (4.4%)
   Babylon, Industrial
     Development Agency, Ogden
     Martin Project,
     RB, FSA (C) (D)
     1.150%, 01/01/19                25,720        25,720
   New York City, Municipal
     Water Financing Authority,
     Ser SGB-27, RB, FSA (C) (D)
     1.210%, 06/15/24                 9,000         9,000
   New York State, Dormitory
     Authority, Ser PA-781,
     RB, FSA (C) (D)
     1.150%, 05/15/17                 6,655         6,655
   New York State, Thruway
     Authority, RB, FSA (C) (D)
     1.500%, 12/26/02                 7,315         7,315

------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
NEW YORK -- CONTINUED
   Southeast New York, Industrial
     Development Agency,
     Unilock New York Project,
     RB, AMT (C) (D) (E)
     1.250%, 12/01/12              $  2,200    $    2,200
                                               ----------
                                                   50,890
                                               ----------
NORTH CAROLINA (4.9%)
   Charlotte, Airport Authority,
     Ser A, RB, MBIA, AMT
     (C) (D)
     1.200%, 07/01/17                 4,000         4,000
   Cleveland County, Family
     YMCA, RB (C) (D) (E)
     1.200%, 08/01/18                 2,600         2,600
   Forsyth County,
     Communications System
     Project, COP (C) (D)
     1.200%, 10/01/12                 7,300         7,300
   Guilford County, Industrial &
     Recreational Facilities
     Authority, YMCA Project,
     RB (C) (D) (E)
     1.200%, 02/01/23                 5,000         5,000
   Mecklenburg County, Public
     Improvements, Ser C, GO
     (C) (D)
     1.150%, 02/01/14                 5,000         5,000
   Mecklenburg County, Ser C, GO
     (C) (D)
     1.270%, 02/01/18                 8,850         8,850
   North Carolina State,
     Educational Facilities Finance
     Agency, Guilford College
     Project, RB, MBIA (C) (D)
     1.250%, 05/01/24                 2,200         2,200

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   North Carolina State,
     Educational Facilities Finance
     Agency, Wake Forest
     University Project,
     RB (C) (D)
     1.100%, 01/01/18              $ 13,675    $   13,675
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services for the
     Aging Project, RB (C) (D) (E)
     1.350%, 03/01/28                 8,135         8,135
                                               ----------
                                                   56,760
                                               ----------
OHIO (6.4%)
   Cincinnati, Student Loan
     Funding Authority, Ser A-2,
     RB, AMT (C) (D)
     1.250%, 08/01/10                29,300        29,300
   Ohio State, Air Quality
     Development Authority, JMG
     Limited Partnership, Ser A,
     RB, AMT (C) (D) (E)
     1.210%, 04/01/28                 3,000         3,000
   Ohio State, Higher Educational
     Facilities Commission,
     Pooled Financing Project,
     RB (C) (D) (E)
     1.400%, 09/01/18                 4,225         4,225
   Ohio State, Housing Finance
     Authority, RB (C) (D)
     1.260%, 03/01/07                 9,320         9,320
   Rickenbacker, Port Authority,
     YMCA of Central Ohio
     Project, RB (C) (D) (E)
     1.150%, 05/01/22                10,500        10,500

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
   OHIO -- CONTINUED
     Toledo, City Services, Special
     Assessment (C) (D) (E)
     1.200%, 12/01/04              $  9,700    $    9,700
   Warren County, Health Care
     Improvement, Otterbein Project,
     Ser A, RB (C) (D) (E)
     1.230%, 07/01/21                 8,550         8,550
                                               ----------
                                                   74,595
                                               ----------
PENNSYLVANIA (3.2%)
   Berks County, Industrial
     Development Authority,
     Kutztown University
     Foundation Project,
     RB (C) (D)
     1.300%, 01/01/27                13,310        13,310
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration
     Project, Ser A-1, RB,
     AMT (C) (D) (E)
     1.250%, 12/01/28                 7,125         7,125
   Delaware River Port Authority,
     RB, FSA (C) (D)
     1.150%, 01/01/18                 7,000         7,000
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage
     Foundation Project,
     RB (C) (D) (E)
     1.300%, 07/01/27                 9,600         9,600
                                               ----------
                                                   37,035
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
SOUTH CAROLINA (5.5%)
   Newberry County, Hospital
     Authority, Newberry County
     Memorial Hospital Project,
     RB (C) (D) (E)
     1.300%, 12/01/29              $ 10,000    $   10,000
   South Carolina State,
     Educational Facilities
     Authority, Newberry College
     Project, RB (C) (D) (E)
     1.200%, 08/01/22                 4,000         4,000
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT 1272,
     RB, FHLMC (C) (D)
     1.360%, 12/15/30                10,000        10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (C) (D) (E)
     1.200%, 11/01/24                 7,100         7,100
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village
     Project, RB (C) (D) (E)
     1.200%, 02/01/22                 4,905         4,905
   South Carolina State, Jobs
     Economic Development
     Authority, Developmental
     Foundation Project,
     RB (C) (D) (E)
     1.200%, 12/01/10                 6,000         6,000

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
SOUTH CAROLINA -- CONTINUED
   South Carolina State, Jobs
     Economic Development
     Authority, Diversified
     Coating Project,
     RB (C) (D) (E)
     1.300%, 04/01/17              $  2,000    $    2,000
   South Carolina State, Jobs
     Economic Development
     Authority, Sargent Metal
     Fabricators Project,
     RB (C) (D)
     1.300%, 11/01/22                 2,555         2,555
   University of South Carolina,
     BAN
     3.000%, 07/24/03                13,800        13,936
   University of South Carolina,
     Development Foundation,
     RB (C) (D) (E)
     1.300%, 12/01/10                 4,000         4,000
                                               ----------
                                                   64,496
                                               ----------
TENNESSEE (1.1%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (C) (D) (E)
     1.250%, 06/01/27                 3,000         3,000
   Metropolitan Government
     Nashville & Davidson
     County, Eagle Trust, GO
     (C) (D) (E)
     1.250%, 11/15/18                10,000        10,000
                                               ----------
                                                   13,000
                                               ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
TEXAS (8.7%)
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems Project, Ser B, RB,
     AMBAC (C) (D)
     1.230%, 08/15/28              $ 17,400    $   17,400
   Houston, Airport System,
     Ser SG 149, RB, FSA (C) (D)
     1.240%, 07/01/28                17,500        17,500
   Houston, Higher Education
     Finance Authority,
     Rice University, Ser SG 139,
     RB (C) (D)
     1.220%, 11/15/29                 3,100         3,100
   Houston, Water & Sewer
     System Authority, Ser SG 78,
     RB (C) (D)
     1.220%, 12/01/25                 8,835         8,835
   Pearland, Independent School
     District, Ser SG 106,
     GO (C) (D)
     1.220%, 02/15/22                 6,245         6,245
   South Texas, Higher Education
     Authority, RB, MBIA, AMT
     (C) (D)
     1.200%, 12/01/29                14,200        14,200
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     1.250%, 06/01/25                 9,900         9,900
   Texas State, Lower Colorado
     River Authority, Ser ZZZ,
     RB (C) (D)
     2.600%, 10/01/28                 3,500         3,500
   Texas State, TRAN
     2.750%, 08/29/03                20,000        20,198
                                               ----------
                                                  100,878
                                               ----------

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA (4.3%)
   Ashland, Industrial
     Development Authority,
     Health & Community
     Services Facilities Authority,
     YMCA of Greater Richmond
     Project, Ser A, RB (C) (D) (E)
     1.300%, 11/01/20              $  1,085    $    1,085
   Clarke County, Industrial
     Development Authority,
     Powhatan School District
     Project, RB (C) (D) (E)
     1.200%, 09/01/22                 1,700         1,700
   Danville-Pittsylvania, Industrial
     Authority, Institute of
     Advanced Research Project,
     RB (C) (D) (E)
     1.200%, 08/01/12                 2,000         2,000
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project, Ser
     A, RB (C) (D)
     1.190%, 10/01/25                 3,500         3,500
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project, Ser
     B, RB (C) (D)
     1.190%, 10/01/25                 1,900         1,900
   Fairfax County, Industrial
     Development Authority,
     Inova Services Project, Ser A,
     RB (C) (D)
     1.190%, 01/15/22                 2,000         2,000
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, AMT (C) (D)  (E)
     1.250%, 04/01/15                 2,300         2,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School Project,
     RB (C) (D)
     1.200%, 06/01/26              $  1,140    $    1,140
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (C) (D) (E)
     1.200%, 07/01/29                 1,865         1,865
   Norfolk, Eagle Trust,
     Ser 944601, GO (C) (D)
     1.250%, 06/01/05                 9,900         9,900
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.300%, 10/01/05                 4,000         4,000
   Virginia State, Biotechnology
     Research Park Authority,
     RB (C) (D) (E)
     1.300%, 04/01/27                12,000        12,000
   Virginia State, Public School
     Equipment Authority, RB
     5.000%, 04/01/03                 6,000         6,056
                                               ----------
                                                   49,446
                                               ----------
WASHINGTON (2.2%)
   King County, Water & Sewer
     Authority, RB, FSA (C) (D)
     1.220%, 01/01/10                 7,000         7,000
   Seattle, Ser 348, GO (C) (D)
     1.310%, 12/15/28                 4,495         4,495
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.1,
     Ser 1A-1, RB (C) (D) (E)
     1.150%, 07/01/17                 4,140         4,140

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
WASHINGTON -- CONTINUED
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.1,
     Ser C, RB (C) (D)
     7.750%, 07/01/03              $  4,900    $    5,070
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.2, Ser 2A-1,
     RB, MBIA (C) (D)
     1.100%, 07/01/12                 4,500         4,500
                                               ----------
                                                   25,205
                                               ----------
WISCONSIN (1.2%)
   Appleton, Industrial
     Development Authority,
     Pro Label Project, RB, AMT
     (C) (D) (E)
     1.500%, 11/01/12                   585           585
   Germantown, Industrial
     Development Authority,
     Speaker Project, RB, AMT
     (C) (D) (E)
     1.500%, 08/01/11                   685           685
   Holland, Industrial
     Development Authority,
     White Clover Dairy Project,
     RB, AMT (C) (D) (E)
     1.400%, 06/01/13                 1,215         1,215
   Oconomowoc, Industrial
     Development Authority,
     Quest Technologies Project,
     RB, AMT (C) (D) (E)
     1.400%, 05/01/18                 1,380         1,380
   Tax-Exempt Grantor Trust, IBM,
     Ser 1999-A, RB (C) (D)
     1.360%, 03/14/06                   360           360

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                 SHARES/FACE
                                 AMOUNT (000)  VALUE (000)
------------------------------------------------------------
WISCONSIN -- CONTINUED
   Wisconsin State, Health &
     Educational Facilities
     Authority, Felician Services
     Project, Ser A, AMBAC
     (C) (D)
     1.190%, 01/01/20              $ 10,300    $   10,300
                                               ----------
                                                   14,525
                                               ----------
Total Municipal Bonds
     (Cost $1,099,521)                          1,099,521
                                               ----------
CASH EQUIVALENTS (1.1%)
   Financial Square Tax Free
     Portfolio                    2,355,659         2,356
   SEI Institutional Tax
     Free Fund                   11,000,000        11,000
                                               ----------
Total Cash Equivalents
     (Cost $13,356)                                13,356
                                               ----------
Total Investments (95.7%)
   (Cost $1,112,877)                            1,112,877
                                               ----------
OTHER ASSETS AND LIABILITIES (4.3%)
Investment Advisory Fee Payable                      (451)
Administration Fee Payable                            (68)
Distribution Fee Payable - Investor Class             (25)
Custodian Fee Payable                                  (4)
Other Assets and Liabilities                       50,157
                                               ----------
Total Other Assets and Liabilities, Net            49,609
                                               ----------

------------------------------------------------------------
                                               VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class (unlimited
authorization -- no par value) based
   on 918,310,045 outstanding shares of
   beneficial interest                         $  918,311
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 244,053,783
   outstanding shares of beneficial
   interest                                       244,054
Accumulated net realized gain
   on investments                                     121
                                               ----------
Total Net Assets (100.0%)                      $1,162,486
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)     VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (68.5%)
   FFCB (F)
     1.268%, 06/10/03              $ 60,000    $   60,000
   FFCB Discount Note (G)
     2.218%, 02/14/03                15,000        14,932
   FHLB
     1.590%, 12/09/03                25,000        24,986
   FHLB, Ser 5803 (C)
     1.348%, 01/28/03                35,000        35,000
   FHLB, Ser 8E03
     1.880%, 11/05/03                30,000        30,000
   FHLB, Ser 9403 (C)
     1.348%, 02/05/03                50,000        50,000
   FHLB, Ser B903
     1.800%, 11/28/03                15,000        15,000
   FHLB, Ser EM03 (C)
     1.303%, 03/14/03                40,000        40,000
   FHLB, Ser J803 (H)
     1.650%, 12/24/03                30,000        30,000
   FHLB, Ser Q803
     2.250%, 02/07/03                14,500        14,500
   FHLMC Discount Note (G)
     2.411%, 12/11/02                15,000        14,990
     2.224%, 12/13/02                15,000        14,989
     1.905%, 01/02/03                10,000         9,983
     2.161%, 01/17/03                15,000        14,959
     2.329%, 01/30/03                25,000        24,905
     2.308%, 03/27/03                10,000         9,927
     2.428%, 04/24/03                10,000         9,905
     1.874%, 07/17/03                20,000        19,767
   FNMA
     2.250%, 02/07/03                20,000        20,000
   FNMA (C)
     1.320%, 12/06/02                25,000        25,000
     1.368%, 12/12/02                75,000        75,000
     1.348%, 01/10/03                50,000        50,000

------------------------------------------------------------
                                SHARES/FACE
                                AMOUNT (000)   VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   FNMA Discount Note (G)
     1.692%, 12/18/02              $ 35,000    $   34,972
     1.957%, 01/10/03                20,000        19,958
     2.793%, 03/07/03                15,000        14,891
     2.447%, 04/04/03                15,000        14,877
     2.352%, 05/02/03                35,000        34,658
     2.080%, 05/30/03                10,000         9,896
   SLMA Discount Note (G)
     2.328%, 01/27/03                25,000        24,910
   SLMA, MTN (C)
     1.328%, 02/18/03                25,000        24,999
     1.328%, 03/07/03                25,000        24,999
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $808,003)                              808,003
                                               ----------
CASH EQUIVALENTS (8.4%)
   Dreyfus U.S. Government
     Money Market Fund           50,000,000        50,000
   Financial Square Government
     Portfolio                   50,000,000        50,000
                                               ----------
Total Cash Equivalents
     (Cost $100,000)                              100,000
                                               ----------
REPURCHASE AGREEMENTS (25.3%)
   Bear Stearns
     1.365% dated 11/29/02, matures
     12/02/02, repurchase price
     $35,240,915 (collateralized by
     U.S Government obligations:
     total market value
     $35,944,934) (B)              $ 35,237        35,237

--------------------------------------------------------------------------------
                                                  (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     1.265% dated 11/29/02, matures
     12/02/02, repurchase price
     $18,636,856 (collateralized by
     U.S Government obligation:
     total market value
     $19,005,895) (B)              $ 18,635    $   18,635
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $31,855,525 (collateralized by
     U.S. Government obligations:
     total market value
     $32,391,734) (B)                31,752        31,752
   Paribas
     1.335% dated 11/29/02, matures
     12/02/02, repurchase price
     $83,217,643 (collateralized by
     U.S. Government obligations:
     total market value
     $84,873,227) (B)                83,208        83,208
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $128,087,351 (collateralized by
     U.S. Government obligations:
     total market value
     $130,635,751) (B)              128,073       128,073
                                               ----------
Total Repurchase Agreements
     (Cost $296,905)                              296,905
                                               ----------
Total Investments (102.2%)
   (Cost $1,204,908)                            1,204,908
                                               ----------

------------------------------------------------------------

                                             VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.2%)
Investment Advisory Fee Payable                $     (541)
Administration Fee Payable                            (66)
Distribution Fee Payable - Investor Class             (29)
Custodian Fee Payable                                  (4)
Other Assets and Liabilities                      (25,409)
                                               ----------
Total Other Assets and Liabilities, Net           (26,049)
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 929,625,266
   outstanding shares of beneficial interest      929,602
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 249,249,541
   outstanding shares of beneficial interest      249,272
Accumulated net realized loss
   on investments                                     (15)
                                               ----------
Total Net Assets (100.0%)                      $1,178,859
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========




      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
               FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------
                                SHARES/FACE
                                AMOUNT (000)   VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (16.9%)
   U.S. Treasury Notes
     5.500%, 02/28/03              $ 10,000    $   10,075
     4.625%, 02/28/03                10,000        10,056
     4.250%, 03/31/03                20,000        20,123
     4.250%, 11/15/03                50,000        51,299
     3.000%, 11/30/03                85,000        86,241
                                               ----------
Total U.S. Treasury Obligations
     (Cost $177,794)                              177,794
                                               ----------
CASH EQUIVALENTS (8.6%)
   Dreyfus Treasury Prime
     Cash Management             45,000,000        45,000
   Federated U.S. Treasury
     Cash Reserves Fund          45,000,000        45,000
                                               ----------
Total Cash Equivalents
     (Cost $90,000)                                90,000
                                               ----------
REPURCHASE AGREEMENTS (74.4%)
  ABN Amro
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $196,015,494 (collateralized by
     U.S. Treasury obligations:
     total market value
     $199,915,220) (B)             $195,995       195,995
   Bear Stearns
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $49,650,426 (collateralized by
     U.S. Treasury obligations:
     total market value
     $53,696,151) (B)                49,647        49,647

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Deutsche Bank
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $48,879,224 (collateralized by
     U.S. Treasury obligation:
     total market value
     $49,851,546) (B)              $ 48,872    $   48,872
   Dresdner
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $49,660,106 (collateralized by
     U.S. Treasury obligations:
     total market value
     $50,648,636) (B)                49,655        49,655
   Greenwich
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $49,008,350 (collateralized by
     U.S. Treasury obligations:
     total market value
     $49,987,043) (B)                49,003        49,003
   JP Morgan Chase
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $47,556,652 (collateralized by
     U.S. Treasury obligations:
     total market value
     $48,505,283) (B)                47,552        47,552
   Lehman Brothers
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $48,536,340 (collateralized by
     U.S. Treasury obligation:
     total market value
     $49,502,011) (B)                48,531        48,531

--------------------------------------------------------------------------------
                                                  (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Paribas
     1.285% dated 11/29/02, matures
     12/02/02, repurchase price
     $47,852,897 (collateralized by
     U.S. Treasury obligation:
     total market value
     $48,804,791) (B)              $ 47,848    $   47,848
   Salomon Smith Barney
     1.715% dated 11/29/02, matures
     12/02/02, repurchase price
     $49,404,660 (collateralized by
     U.S. Treasury obligations:
     total market value
     $50,392,753) (B)                49,399        49,399
   UBS Warburg
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $196,619,929 (collateralized by
     U.S. Treasury obligations:
     total market value
     $200,533,203) (B)              196,599       196,599
                                               ----------
Total Repurchase Agreements
     (Cost $783,101)                              783,101
                                               ----------
Total Investments (99.9%)
   (Cost $1,050,895)                            1,050,895
                                               ----------

------------------------------------------------------------

                                               VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fee Payable                $     (443)
Administration Fee Payable                            (54)
Custodian Fee Payable                                  (3)
Other Assets and Liabilities                        1,156
                                               ----------
Total Other Assets and Liabilities, Net               656
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 1,051,295,399
   outstanding shares of beneficial interest    1,051,296
Distributions in excess of net
   investment income                                 (243)
Accumulated net realized gain
   on investments                                     498
                                               ----------
Total Net Assets (100.0%)                      $1,051,551
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.
                                                                              25

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



VIRGINIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
VIRGINIA (94.0%)
   Albemarle County, Industrial
     Development Authority,
     Eldercare Gardens Project,
     RB (C) (D) (E)
     1.150%, 12/01/05              $  2,445      $  2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project, RB (C) (D) (E)
     1.300%, 10/01/22                 6,520         6,520
   Alexandria, Industrial
     Development Authority,
     Alexandria County Day School
     Project, RB (C) (D) (E)
     1.350%, 06/01/25                 4,500         4,500
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (C) (D) (E)
     1.350%, 01/01/09                 3,320         3,320
   Alexandria, Industrial
     Development Authority,
     Association for Supervision &
     Currency Project,
     RB (C) (D) (E)
     1.300%, 07/01/23                 1,555         1,555
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Sub-Ser A, RB (C) (D) (E)
     1.150%, 07/01/26                 1,220         1,220
   Alexandria, Redevelopment &
     Housing Authority, Multi-
     Family Housing Project, Ser PT
     1251, RB (C) (D)
     1.360%, 12/01/29                 3,000         3,000

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Arlington County, Ballston Public
     Parking Project, RB (C) (D) (E)
     1.200%, 08/01/17              $  7,200      $  7,200
   Ashland, Industrial Development
     Authority, Health &
     Community Services Facilities
     Authority, YMCA Greater
     Richmond Project, Ser A,
     RB (C) (D) (E)
     1.300%, 11/01/20                 9,060         9,060
   Ashland, Industrial Development
     Authority, Interflex Group
     Project, RB, AMT (C) (D) (E)
     1.450%, 07/01/19                 5,900         5,900
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project,
     RB, MBIA (C) (D)
     1.250%, 07/01/25                 6,755         6,755
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.350%, 01/01/30                10,000        10,000
   Commonwealth of Virginia,
     Ser 1994, GO (C) (D)
     1.250%, 06/01/21                 5,000         5,000
   Culpeper, Industrial
     Development Authority,
     Residential Care Facility,
     Virginia Baptist Homes,
     RB (C) (D) (E)
     1.300%, 08/01/30                 9,990         9,990
   Danville, Industrial Development
     Authority, Institute of
     Advanced Research Project,
     RB (C) (D) (E)
     1.200%, 08/01/12                 4,000         4,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Economic
     Development Authority,
     Cable Access Recovery, Ser A,
     RB (C) (D) (E)
     1.400%, 05/01/25              $  1,385      $  1,385
   Fairfax County, Economic
     Development Authority, Flint
     Hill School Project,
     RB (C) (D) (E)
     1.350%, 09/01/21                 4,875         4,875
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     1.190%, 10/01/25                 1,525         1,525
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     1.190%, 10/01/25                 4,200         4,200
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.190%, 01/01/30                11,800        11,800
   Fairfax County, Ser 392,
     COP (C) (D)
     1.210%, 04/15/32                14,465        14,465
   Fairfax County, Water
     Authority, Municipal Trade
     Receipts Project, RB (C) (D)
     1.210%, 04/01/30                 7,850         7,850
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School Project,
     RB (C) (D) (E)
     1.200%, 06/01/26                 5,500         5,500

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Hampton, Public
     Improvements, Ser PA 876,
     RB (C) (D)
     1.220%, 01/15/13              $  6,500      $  6,500
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon
     Pointe Project, RB, AMT,
     FNMA (C) (D)
     1.150%, 06/15/26                 4,537         4,537
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon at
     Hampton Inn Project,
     Ser A, RB (C) (D) (E)
     1.100%, 06/15/26                 2,750         2,750
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (C) (D) (E)
     1.200%, 07/01/29                15,370        15,370
   Henrico County, Industrial
     Development Authority,
     Health Facilities, Hermitage
     Project, RB (C) (D) (E)
     1.150%, 08/01/23                 6,800         6,800
   Louisa County, Industrial
     Development Authority,
     Pooled Financing Project,
     RB (C) (D) (E)
     1.150%, 01/01/20                 2,020         2,020
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project,
     RB, AMT (C) (D) (E)
     1.400%, 03/01/29                 2,075         2,075

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002



VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project,
     RB (C) (D) (E)
     1.300%, 09/01/23              $  8,000      $  8,000
   Metropolitan Washington D.C.,
     Airport Project,
     RB, FGIC (C) (D) (E)
     1.300%, 04/01/08                 3,320         3,320
   Newport News, Economic
     Development Authority,
     Jefferson Point Development
     Project, RB (C) (D) (E)
     1.300%, 11/01/11                 5,200         5,200
   Newport News,
     Redevelopment & Housing
     Authority, Ser PT 1374,
     RB (C) (D)
     1.220%, 07/01/25                 8,890         8,890
   Norfolk, Industrial
     Development Authority,
     Children's Hospital Facilities
     Project, RB (C) (D) (E)
     1.150%, 06/01/20                15,300        15,300
   Norfolk, Ser 944601, GO (C) (D)
     1.250%, 06/01/05                12,500        12,500
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (C) (D) (E)
     1.200%, 11/01/27                 2,805         2,805
   Prince Edward County,
     Industrial Development
     Authority, Eldercare of
     Virginia Project,
     RB (C) (D) (E)
     1.150%, 08/01/05                 2,050         2,050

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince George County,
     Industrial Development
     Authority, Metropolitan Span
     Project, RB, AMT (C) (D) (E)
     1.400%, 09/01/19              $  5,990      $  5,990
   Richmond, GO, FGIC (C) (D)
     1.250%, 01/15/16                 4,800         4,800
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont
     Apartments Project,
     RB (C) (D) (E)
     1.300%, 04/01/07                 1,920         1,920
   Roanoke, Industrial
     Development Authority,
     Hollins University Project,
     RB (C) (D) (E)
     1.300%, 05/01/15                 5,500         5,500
   Roanoke, Redevelopment &
     Multi-Family Housing
     Authority, Stepping Stone
     Apartments Project,
     RB, AMT (C) (D)
     1.300%, 04/01/40                 2,000         2,000
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian
     Project, RB (C) (D) (E)
     1.350%, 12/31/26                 7,000         7,000
   Stafford County, GO
     3.000%, 01/01/03                   765           765
   Staunton, Industrial
     Development Authority,
     Diebold-Staunton Project,
     RB (C) (D) (E)
     1.400%, 04/01/17                   530           530

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.300%, 10/01/05              $  6,000      $  6,000
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, RB (C) (D)
     1.360%, 04/01/42                 7,255         7,255
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project,
     Ser B, RB (C) (D) (E)
     1.300%, 11/01/06                   500           500
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project,
     RB (C) (D) (E)
     1.200%, 07/01/17                 1,830         1,830
   Virginia State, College Building
     Authority, Public Higher
     Education Financing
     Program, Ser A, RB
     3.000%, 09/01/03                 1,435         1,449
   Virginia State, Commonwealth
     Transportation Board
     Authority, Ser SG 134,
     RB (C) (D)
     1.220%, 05/15/22                 2,600         2,600
   Virginia State, Housing
     Development Authority,
     Ser PA 818R, RB (C) (D)
     1.220%, 07/01/18                 2,900         2,900
   Virginia State, Port Authority,
     Ser SG 111, RB (C) (D)
     1.270%, 07/01/24                14,705        14,705

------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)    VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Public Building
     Authority, Ser 131, RB,
     MBIA (C) (D)
     1.240%, 08/01/19              $  1,785     $   1,785
   Virginia State, Public Building
     Authority, Ser II-R-84,
     RB (C) (D)
     1.250%, 08/01/03                 2,750         2,750
   Virginia State, Public School
     Authority, Improvements
     Project, Ser 11, RB (C) (D)
     1.250%, 08/01/16                15,170        15,170
   Virginia State, Public School
     Authority, Ser 431,
     RB (C) (D)
     1.180%, 08/01/06                 2,000         2,000
   Virginia State, Residential
     Infrastructure Authority,
     Pooled Loan Project,
     Ser B, RB
     2.000%, 11/01/03                   970           973
   Virginia State, Resource
     Authority, Clean Water
     Project, Ser PA 790,
     RB (C) (D)
     1.220%, 10/01/16                 4,300         4,300
   Virginia State, Small Business
     Financing Authority, Clark
     County Industrial
     Development Project,
     RB, AMT (C) (D) (E)
     1.350%, 07/01/25                 1,825         1,825
   Virginia State, Transportation
     Board Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     1.250%, 05/15/19                10,560        10,560

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002                                 (UNAUDITED)


VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                SHARES/FACE
                                AMOUNT (000)   VALUE (000)
------------------------------------------------------------
VIRGINIA -- CONTINUED
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation Project,
     RB (C) (D) (E)
     2.000%, 12/01/18               $   600      $    600
                                                 --------
                                                  335,889
                                                 --------
PUERTO RICO (4.3%)
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, FSA (C) (D)
     1.090%, 07/01/18                 4,500         4,500
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, MBIA (C) (D)
     1.090%, 07/01/26                 4,800         4,800
   Puerto Rico, Electric Power
     Authority, RB (C) (D)
     1.090%, 07/01/16                 6,000         6,000
                                                 --------
                                                   15,300
                                                 --------
Total Municipal Bonds
     (Cost $351,189)                              351,189
                                                 --------
CASH EQUIVALENT (1.5%)
   Federated Virginia Municipal
     Cash Trust                   5,522,253         5,522
                                                 --------
Total Cash Equivalent
     (Cost $5,522)                                  5,522
                                                 --------
Total Investments (99.8%)
   (Cost $356,711)                                356,711
                                                 --------

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fee Payable                  $   (113)
Administration Fee Payable                            (19)
Custodian Fee Payable                                  (1)
Distribution Fee Payable - Investor Class             (13)
Other Assets and Liabilities                          742
                                                 --------
Total Other Assets and Liabilities, Net               596
                                                 --------
NET ASSETS:
Portfolio Shares of Trust Shares
   (unlimited authorization -- no par
   value) based on 264,480,811
   outstanding shares of beneficial interest      264,474
Portfolio Shares of Investor Shares
   (unlimited authorization -- no par
   value) based on 92,823,854
   outstanding shares of beneficial interest       92,831
Accumulated net realized gain
   on investments                                       2
                                                 --------
Total Net Assets (100.0%)                        $357,307
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                $   1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class             $   1.00
                                                 ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.
30

--------------------------------------------------------------------------------



                          KEY TO ABBREVIATIONS USED IN
                          THE STATEMENTS OF NET ASSETS

AMBAC       Security insured by the American Municipal
            Bond Assurance Corporation

AMT         Alternative Minimum Tax

BAN         Bond Anticipation Note

Cl          Class

COP         Certificate of Participation

FFCB        Federal Farm Credit Bank

FGIC        Security insured by the Financial Guaranty Insurance Company

FHLB        Federal Home Loan Bank

FHLMC       Federal Home Loan Mortgage Corporation

FNMA        Federal National Mortgage Association

FSA         Security insured by Financial Securities Assurance

GO          General Obligation

MBIA        Security insured by the Municipal Bond Insurance Association

MTN         Medium Term Note

PLC         Public Limited Company

RB          Revenue Bond

Ser         Series

SLMA        Student Loan Marketing Association

TRAN        Tax and Revenue Anticipation Note

(A)         Private Placement Security

(B)         Tri-Party Repurchase Agreement

(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2002.

(D) Optional tender and interest rate reset features give these securities a shorter effective maturity date.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Zero Coupon Security.The rate shown is the effective yield at the time of purchase.

(G)         Rate shown is the discount yield at date of purchase.

(H)         Security purchased on a when-issued basis.

(1) Flex shares have a contingent deferred sales charge. For a description of a possible sales charge, see the prospectus.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2002                                                       (UNAUDITED)

                                                                TAX-EXEMPT   U.S. GOVERNMENT                    VIRGINIA
                                              PRIME QUALITY        MONEY        SECURITIES    U.S. TREASURY      TAX-FREE
                                              MONEY MARKET        MARKET       MONEY MARKET       MONEY        MONEY MARKET
                                                  FUND             FUND            FUND        MARKET FUND         FUND
                                              -----------      -----------   ---------------  -------------    ------------
                                               06/01/02-        06/01/02-       06/01/02-      06/01/02-        06/01/02-
                                                11/30/02         11/30/02        11/30/02       11/30/02         11/30/02
                                              -----------      -----------   ---------------  -------------    ------------
Interest Income ............................    $60,022           $8,972          $11,270         $7,813           $2,468
                                                -------           ------          -------         ------           ------
Expenses:
   Investment Advisory Fees ................     19,264            3,340            3,820          2,961              668
   Administrator Fees ......................      2,040              418              405            314              115
   Distribution Fees -- Investor Shares ....      1,919              177              202             --              197
   Distribution Fees -- Flex Shares ........         61               --               --             --               --
   Transfer Agent Fees -- Trust Shares .....         13                8                8              8                8
   Transfer Agent Fees -- Investor Shares ..         15                7                8             --                6
   Transfer Agent Fees -- Flex Shares ......          9               --               --             --               --
   Transfer Agent Out of Pocket Expenses
        and Shareholder Servicing Fees .....        160               33               32             23                8
   Printing Expenses .......................         87               18               17             11                5
   Custody Fees ............................         67               14               13             10                4
   Professional Fees .......................        106               22               21             16                6
   Trustee Fees ............................         28                5                5              4                2
   Registration Fees .......................         94               19               19             12                5
   Insurance and Other Fees ................         10               10               13             --               --
                                                -------           ------          -------         ------           ------
   Total Expenses ..........................     23,873            4,071            4,563          3,359            1,024
                                                -------           ------          -------         ------           ------
   Less: Investment Advisory
         Fees Waived .......................     (3,260)            (601)            (529)          (410)              --
         Distribution Fees Waived --
         Investor Shares ...................       (181)             (30)             (31)            --             (113)
                                                -------           ------          -------         ------           ------
   Net Expenses ............................     20,432            3,440            4,003          2,949              911
                                                -------           ------          -------         ------           ------
Net Investment Income ......................     39,590            5,532            7,267          4,864            1,557
                                                -------           ------          -------         ------           ------
Net Realized Gain on
   Securities Sold .........................        509                1               --            178               --
                                                -------           ------          -------         ------           ------
Net Increase in Net Assets
   from Operations .........................    $40,099           $5,533          $ 7,267         $5,042           $1,557
                                                =======           ======          =======         ======           ======

Amounts designated as "--" are either $0 or round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
----------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002

                                                                                                               U.S. GOVERNMENT
                                                  PRIME QUALITY                    TAX-EXEMPT                    SECURITIES
                                                MONEY MARKET FUND                MONEY MARKET FUND            MONEY MARKET FUND
                                               --------------------           ----------------------       -----------------------
                                               06/01/02-  06/01/01-            06/01/02-   06/01/01-        06/01/02-    06/01/01-
                                               11/30/02   05/31/02             11/30/02    05/31/02         11/30/02     05/31/02
                                               --------   ---------            ---------   ---------        ---------   ----------

Operations:
  Net Investment Income ...................  $    39,590 $   126,325          $    5,532  $   16,166       $    7,267   $   22,794
  Net Realized Gain on Investments                   509         312                   1         500               --           --
                                             ----------- -----------          ----------  ----------       ----------   ----------
  Net Increase in Net Assets
         from Operations ..................       40,099     126,637               5,533      16,666            7,267       22,794
                                             ----------- -----------          ----------  ----------       ----------   ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..........................      (28,395)    (86,465)             (4,573)    (13,358)          (5,947)     (18,481)
    Investor Shares .......................      (11,902)    (40,213)               (959)     (2,808)          (1,320)      (4,313)
    Flex Shares............................          (45)        (87)                 --          --               --           --
  Capital Gains:
    Trust Shares...........................           --          --                  --        (309)              --           --
    Investor Shares........................           --          --                  --         (78)              --           --
                                             ----------- -----------          ----------  ----------       ----------   ----------
  Total Distributions .....................      (40,342)   (126,765)             (5,532)    (16,553)          (7,267)     (22,794)
                                             ----------- -----------          ----------  ----------       ----------   ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...........    1,962,439   4,333,496             627,968   1,120,651          330,943    1,102,305
    Reinvestment of Cash Distributions ....        2,277       6,234                  --          --              781        2,771
    Cost of Shares Redeemed . .............   (2,110,749) (4,160,892)           (617,384) (1,293,278)        (399,869)    (912,571)
                                             ----------- -----------          ----------  ----------       ----------   ----------
  Increase (Decrease) in Net Assets From
        Trust Share Transactions ..........     (146,033)    178,838              10,584    (172,627)         (68,145)     192,505
                                             ----------- -----------          ----------  ----------       ----------   ----------
Investor Shares:
    Proceeds from Shares Issued ...........      507,005   1,188,331             116,941     184,704          248,290      598,096
    Reinvestment of Cash Distributions ....       11,890      40,129                 959       2,883            1,311        4,249

    Cost of Shares Redeemed . .............     (467,700) (1,268,613)            (91,874)   (226,454)        (210,360)    (550,459)
                                             ----------- -----------          ----------  ----------       ----------   ----------
  Increase (Decrease) in Net Assets From
        Investor Share Transactions .......       51,195     (40,153)             26,026     (38,867)          39,241       51,886

                                             ----------- -----------          ----------  ----------       ----------   ----------
Flex Shares:
    Proceeds from Shares Issued ...........       17,927      17,534                  --          --               --           --
    Reinvestment of Cash Distributions ....           39          80                  --          --               --           --
    Cost of Shares Redeemed . .............      (13,265)     (9,364)                 --          --               --           --
                                             ----------- -----------          ----------  ----------       ----------   ----------
  Increase in Net Assets From
        Flex Share Transactions ...........        4,701       8,250                  --          --               --           --
                                             ----------- -----------          ----------  ----------       ----------   ----------
    Increase (Decrease) in Net Assets
        From Share Transactions ...........      (90,137)    146,935              36,610    (211,494)         (28,904)     244,391
                                             ----------- -----------          ----------  ----------       ----------   ----------
      Total Increase (Decrease) in
           Net Assets........ .............      (90,380)    146,807              36,611    (211,381)         (28,904)     244,391
                                             ----------- -----------          ----------  ----------       ----------   ----------
Net Assets:
  Beginning of Period ....... .............    5,806,538   5,659,731           1,125,875   1,337,256        1,207,763      963,372
                                             ----------- -----------          ----------  ----------       ----------   ----------
  End of Period ............. .............  $ 5,716,158 $ 5,806,538          $1,162,486  $1,125,875       $1,178,859   $1,207,763
                                             =========== ===========          ==========  ==========       ==========   ==========




                                                        U.S. TREASURY              VIRGINIA TAX-FREE
                                                      MONEY MARKET FUND            MONEY MARKET FUND
                                                      ------------------           ------------------
                                                      06/01/02-06/01/01-           06/01/02-06/01/01-
                                                      11/30/02 05/31/02            11/30/02 05/31/02
                                                      ------------------           ------------------
--------------------------
Operations:
  Net Investment Income ...................   $    4,864     $  16,195        $   1,557      $   4,854
  Net Realized Gain on Investments ........          178           320               --             82
                                              ----------     ---------        ---------      ---------
  Net Increase in Net Assets
         from Operations ..................        5,042        16,515            1,557          4,936
                                              ----------     ---------        ---------      ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..........................       (5,089)      (16,214)          (1,159)        (3,635)
    Investor Shares .......................           --            --             (398)        (1,219)
    Flex Shares............................           --            --               --             --
  Capital Gains:
    Trust Shares...........................           --            --               --            (36)
    Investor Shares........................           --            --               --            (17)
                                              ----------     ---------        ---------      ---------
  Total  Distributions ....................       (5,089)      (16,214)          (1,557)        (4,907)
                                              ----------     ---------        ---------      ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...........      686,322     1,525,826          208,457        415,687
    Reinvestment of Cash Distributions ....           45             8               58            133
    Cost of Shares Redeemed ...............     (506,715)   (1,387,957)        (184,734)      (401,345)
                                              ----------     ---------        ---------      ---------
  Increase (Decrease) in Net Assets From
        Trust Share Transactions ..........      179,652       137,877           23,781         14,475
                                              ----------     ---------        ---------      ---------
Investor Shares:
    Proceeds from Shares Issued ...........           --            --           48,594        136,756
    Reinvestment of Cash Distributions ....           --            --              331          1,236
    Cost of Shares Redeemed ...............           --            --          (55,221)      (131,866)
                                              ----------     ---------        ---------      ---------
  Increase (Decrease) in Net Assets From
        Investor Share Transactions .......           --            --           (6,296)         6,126
                                              ----------     ---------        ---------      ---------
Flex Shares:
    Proceeds from Shares Issued ...........           --            --               --             --
    Reinvestment of Cash Distributions ....           --            --               --             --
    Cost of Shares Redeemed . .............           --            --               --             --
                                              ----------     ---------        ---------      ---------
  Increase in Net Assets From
        Flex Share Transactions ...........           --            --               --             --
                                              ----------     ---------        ---------      ---------
    Increase (Decrease) in Net Assets
        From Share Transactions ...........      179,652       137,877           17,485         20,601
                                              ----------     ---------        ---------      ---------
      Total Increase (Decrease) in
           Net Assets......................      179,605       138,178           17,485         20,630
                                              ----------     ---------        ---------      ---------
Net Assets:
  Beginning of Period .....................      871,946       733,768          339,822        319,192
                                              ----------     ---------        ---------      ---------
  End of Period ...........................   $1,051,551     $ 871,946        $ 357,307      $ 339,822
                                              ==========     =========        =========      =========

  (1) For Capital Share Transactions see footnote 7 in the notes to financial statements.
  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------


STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             NET                                             NET ASSET
                                NET ASSET VALUE,          INVESTMENT             DISTRIBUTIONS FROM          VALUE, END
                              BEGINNING OF PERIOD           INCOME              NET INVESTMENT INCOME        OF PERIOD
                              ------------------          ----------            ---------------------        ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2002*                    $1.00                   $0.01                     $(0.01)                  $1.00
           2002                      1.00                    0.02                      (0.02)                   1.00
           2001                      1.00                    0.06                      (0.06)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2002*                    $1.00                   $0.01                     $(0.01)                  $1.00
           2002                      1.00                    0.02                      (0.02)                   1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
Flex Shares
           2002*                    $1.00                   $0.00**                   $(0.00)**                $1.00
           2002                      1.00                    0.01                      (0.01)                   1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000 (A)                  1.00                    0.03                      (0.03)                   1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2002*                    $1.00                    $0.00**                  $(0.00)**                $1.00
           2002                      1.00                    0.01                      (0.01)                   1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2002*                    $1.00                   $0.00**                   $(0.00)**                 $1.00
           2002                      1.00                    0.01                      (0.01)                   1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00





+ Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
* For the six month period ended November 30, 2002. All ratios for the period have been annualized.
**  Amount represents less than 0.01 per share.
(A) Flex shares were offered beginning October 4, 1999. All ratios for the period have been annualized.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    RATIO OF
                                                                                 RATIO OF       RATIO OF         NET INVESTMENT
                                                                  RATIO OF    NET INVESTMENT   EXPENSES TO          INCOME TO
                                                NET ASSETS,     EXPENSES TO      INCOME TO  AVERAGE NET ASSETS  AVERAGE NET ASSETS
                                 TOTAL            END OF          AVERAGE        AVERAGE    (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
                                RETURN+        PERIOD (000)     NET ASSETS      NET ASSETS  AND REIMBURSEMENTS) AND REIMBURSEMENTS)
                                -------        ------------     ----------      ----------  ------------------- -------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2002*                 0.72%          $3,761,004          0.63%          1.40%          0.74%                  1.29%
           2002                  2.29            3,907,203          0.63           2.22           0.74                   2.11
           2001                  5.75            3,728,371          0.63           5.57           0.75                   5.45
           2000                  5.20            3,311,229          0.60           5.06           0.75                   4.91
           1999                  4.83            3,903,232          0.60           4.69           0.77                   4.52
           1998                  5.22            1,880,229          0.59           5.10           0.77                   4.92
Investor Shares
           2002*                 0.62%          $1,938,151          0.81%          1.21%          0.94%                  1.08%
           2002                  2.11            1,887,033          0.81           2.09           0.94                   1.96
           2001                  5.57            1,927,309          0.80           5.36           0.95                   5.21
           2000                  5.02            1,312,653          0.77           4.94           0.95                   4.76
           1999                  4.66              918,100          0.77           4.52           0.97                   4.32
           1998                  5.04              411,821          0.76           4.93           0.98                   4.71
Flex Shares
           2002*                 0.28%          $   17,003          1.49%          0.53%          1.60%                  0.42%
           2002                  1.36               12,302          1.54           1.04           1.70                   0.88
           2001                  4.75                4,051          1.53           4.54           1.92                   4.15
           2000 (A)              2.93                3,445          1.50           4.46           1.99                   3.97
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2002*                 0.47%          $  918,411          0.54%          0.94%          0.64%                  0.84%
           2002                  1.38              907,827          0.55           1.39           0.65                   1.29
           2001                  3.47            1,080,362          0.54           3.40           0.65                   3.29
           2000                  3.19              755,858          0.52           3.16           0.66                   3.02
           1999                  2.81              641,640          0.52           2.75           0.66                   2.61
           1998                  3.21              448,023          0.51           3.14           0.67                   2.98
Investor Shares
           2002*                 0.41%          $  244,075          0.67%          0.81%          0.79%                  0.69%
           2002                  1.26              218,048          0.67           1.25           0.80                   1.12
           2001                  3.35              256,894          0.67           3.22           0.80                   3.09
           2000                  3.07              125,500          0.64           3.01           0.82                   2.83
           1999                  2.69              128,854          0.64           2.66           0.82                   2.48
           1998                  3.09              134,538          0.62           3.04           0.83                   2.83






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------

STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                             NET                                             NET ASSET
                              NET ASSET VALUE,            INVESTMENT              DISTRIBUTIONS FROM         VALUE, END
                             BEGINNING OF PERIOD            INCOME               NET INVESTMENT INCOME       OF PERIOD
                             -------------------          ----------             ---------------------        -------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2002*                    $1.00                   $0.01                     $(0.01)                  $1.00
           2002                      1.00                    0.02                      (0.02)                   1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2002*                    $1.00                   $0.01                     $(0.01)                  $1.00
           2002                      1.00                    0.02                      (0.02)                   1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2002*                    $1.00                   $0.01                     $(0.01)                  $1.00
           2002                      1.00                    0.02                      (0.02)                   1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999*                     1.00                    0.02                      (0.02)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2002*                    $1.00                   $0.00**                   $(0.00)**                $1.00
           2002                      1.00                    0.01                      (0.01)                   1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2002*                    $1.00                   $0.00**                   $(0.00)**                $1.00
           2002                      1.00                    0.01                      (0.01)                   1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00

  + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
  * For the six month period ended November 30, 2002 or the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
 ** Amount represents less than 0.01 per share.
(A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

36


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   RATIO OF
                                                                                 RATIO OF       RATIO OF         NET INVESTMENT
                                                                  RATIO OF    NET INVESTMENT   EXPENSES TO          INCOME TO
                                                NET ASSETS,     EXPENSES TO      INCOME TO  AVERAGE NET ASSETS  AVERAGE NET ASSETS
                                 TOTAL            END OF          AVERAGE        AVERAGE    (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
                                RETURN+        PERIOD (000)     NET ASSETS      NET ASSETS  AND REIMBURSEMENTS) AND REIMBURSEMENTS)
                                -------        ------------     ----------      ----------  ------------------- -------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2002*                 0.64%          $  929,614          0.65%          1.27%          0.74%                  1.18%
           2002                  2.25              997,759          0.66           2.17           0.75                   2.08
           2001                  5.56              805,285          0.65           5.29           0.75                   5.19
           2000                  4.86              468,568          0.63           4.80           0.74                   4.69
           1999                  4.57              404,459          0.63           4.47           0.76                   4.34
           1998                  5.04              377,490          0.62           4.92           0.78                   4.76
Investor Shares
           2002*                 0.56%          $  249,245          0.80%          1.11%          0.92%                  0.99%
           2002                  2.11              210,004          0.80           2.02           0.92                   1.90
           2001                  5.41              158,087          0.79           5.14           0.93                   5.00
           2000                  4.71               79,311          0.77           4.62           0.93                   4.46
           1999                  4.41               61,472          0.77           4.32           0.98                   4.11
           1998                  4.90               58,753          0.76           4.79           0.96                   4.59
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2002*                 0.56%          $1,051,551          0.65%          1.07%          0.74%                  0.98%
           2002                  1.96              871,946          0.65           1.90           0.74                   1.81
           2001                  5.36              733,768          0.66           5.23           0.76                   5.13
           2000                  4.81              723,277          0.63           4.71           0.74                   4.60
           1999*                 2.08              760,833          0.68           4.10           0.83                   3.95
           For the Year Ended November 30:
           1998                  4.89              699,923          0.66           4.77           0.81                   4.62
           1997                  4.91              632,381          0.65           4.82           0.80                   4.67
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2002*                 0.50%          $  264,462          0.49%          0.98%          0.49%                  0.98%
           2002                  1.44              240,681          0.50           1.45           0.50                   1.45
           2001                  3.51              226,188          0.50           3.45           0.50                   3.45
           2000                  3.23              245,243          0.51           3.19           0.51                   3.19
           1999*                 1.27              270,431          0.67           2.51           0.82                   2.36
           For the Year Ended November 30:
           1998                  2.97              270,899          0.66           2.92           0.81                   2.77
           1997                  3.06              226,837          0.66           3.02           0.81                   2.87
Investor Shares
           2002*                 0.41%          $   92,845          0.67%          0.81%          0.90%                  0.58%
           2002                  1.27               99,141          0.67           1.22           0.90                   0.99
           2001                  3.35               93,004          0.66           3.28           0.91                   3.03
           2000                  3.07               62,878          0.67           3.17           0.73                   3.11
           1999*                 1.27                5,955          0.67           2.52           1.06                   2.13
           For the Year Ended November 30:
           1998                  2.96                8,851          0.67           2.92           1.07                   2.52
           1997                  3.05                7,634          0.68           3.42           1.08                   3.02



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds as of November 30, 2002: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund, (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date the principal owned can be recovered through demand, or the maturity date of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distributor and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Fund Services, the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the period ended November 30, 2002, SunTrust Robinson Humphrey received fees for the following funds:
                                                                            FEES
                                                                            ----
Prime Quality Money Market Fund ....................................    $ 23,025
U.S. Government Securities Money Market Fund .......................      52,099
U.S. Treasury Money Market Fund ....................................     166,434

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Maximum Flex Share Distribution and Service Fee". The Distributor has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds expenses) in order to limit operating expenses.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Bank, Inc., are parties to an agreement under which STS provides shareholder support and other account-related services. Shareholder service fees (including out of pocket expenses) paid to STS for the period ended November 30, 2002 were:

                                                                            FEES
                                                                            ----
Prime Quality Money Market Fund ....................................     $79,888
Tax-Exempt Money Market  Fund ......................................      16,368
U.S. Government Securities
    Money Market Fund ..............................................      15,840
U.S. Treasury Money Market Fund ....................................      12,281
Virginia Tax-Free Money Market Fund ................................       4,503

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993, and last amended as of April 8, 2002.

Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                                   MAXIMUM          MAXIMUM
                                  MAXIMUM          INVESTOR       FLEX SHARE
                                   ANNUAL           SHARE        DISTRIBUTION
                                  ADVISORY       DISTRIBUTION    AND SERVICE
                                    FEE              FEE             FEE
                                 ----------     ----------       ------------
Prime Quality Money Market
   Fund .........................  0.65%            0.20%            0.75%
Tax-Exempt Money Market Fund ....  0.55             0.15               --
U.S. Government Securities
   Money  Market Fund ...........  0.65             0.17               --
U.S. Treasury Money Market
   Fund .........................  0.65               --               --
Virginia Tax-Free Money Market
   Fund .........................  0.40             0.40               --

The Investment Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds expenses) in order to limit operating expenses. Fee waivers and expense reimburse-ments are voluntary and may be terminated at any time.

SunTrust Bank acts as custodian for the Funds. The Custodian is paid on the basis of the net

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


assets and transaction fees of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Federal Tax Information:

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

As of May 31, 2002 the U.S. Government Securities Money Market Fund had capital loss carryovers of approximately $15,000 which will expire in 2009. Capital loss carryovers represent losses that can be carried forward to offset future realized capital gains.

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


7. Capital Share Transactions (000):

                                                                                                           U.S. GOVERNMENT
                                             PRIME QUALITY                    TAX-EXEMPT                     SECURITIES
                                           MONEY MARKET FUND               MONEY MARKET FUND              MONEY MARKET FUND
                                        -----------------------          ---------------------          ---------------------
                                        06/01/02-     06/01/01-          06/01/02-   06/01/01-          06/01/02-   06/01/01-
                                        11/30/02      05/31/021          1/30/02     05/31/02           11/30/02    05/31/02
                                        -----------------------          ---------------------          ---------------------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...................   1,962,439     4,333,496          627,968     1,120,651          330,943     1,102,305
    Shares Issued in Lieu of
             Cash Distributions .....       2,277         6,234               --            --              781         2,771
    Shares Redeemed .................  (2,110,749)   (4,160,894)        (617,384)   (1,293,278)        (399,869)     (912,571)
                                        ---------     ---------          -------     ---------          -------     ---------
    Net Trust Share Transactions ....    (146,033)      178,836           10,584      (172,627)         (68,145)      192,505
                                        ---------     ---------          -------     ---------          -------     ---------
  Investor Shares:
    Shares Issued ...................     507,005     1,188,331          116,941       184,704          248,290       598,096
    Shares Issued in Lieu
              of Cash Distributions .      11,890        40,129              959         2,883            1,311         4,249
    Shares Redeemed .................    (467,700)   (1,268,613)         (91,874)     (226,454)        (210,360)     (550,459)
                                        ---------     ---------          -------     ---------          -------     ---------
    Net Investor Share Transactions .      51,195       (40,153)          26,026       (38,867)          39,241        51,886
                                        ---------     ---------          -------     ---------          -------     ---------

  Flex Shares:
    Shares Issued....................      17,927        17,534               --            --               --            --
    Shares Issued in Lieu of Cash
             Distributions...........          39            80               --            --               --            --
    Shares Redeemed..................     (13,265)       (9,364)              --            --               --            --
                                        ---------     ---------          -------     ---------          -------     ---------
    Net Flex Share Transactions .....       4,701         8,250               --            --               --            --
                                        ---------     ---------          -------     ---------          -------     ---------
    Net Change in Capital Shares ....     (90,137)      146,933           36,610      (211,494)         (28,904)      244,391
                                        =========     =========          =======     =========          =======     =========



                                             U.S. TREASURY                 VIRGINIA TAX-FREE
                                           MONEY MARKET FUND               MONEY MARKET FUND
                                         ----------------------         -----------------------
                                         06/01/02-   06/01/01-          06/01/02-     06/01/01-
                                         11/30/02    05/31/02           11/30/02      05/31/02
                                         ----------------------         -----------------------

Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...................     686,322     1,525,826          208,457       415,687
    Shares Issued in Lieu of
             Cash Distributions .....          45             8               58           133
    Shares Redeemed .................    (506,715)   (1,387,957)        (184,734)     (401,345)
                                         --------     ---------         --------       -------
    Net Trust Share Transactions ....     179,652       137,877           23,781        14,475
                                         --------     ---------         --------       -------
  Investor Shares:
    Shares Issued ...................          --            --           48,594       136,756
    Shares Issued in Lieu
              of Cash Distributions .          --            --              331         1,236
    Shares Redeemed .................          --            --          (55,221)     (131,866)
                                         --------     ---------         --------       -------
    Net Investor Share Transactions .          --            --           (6,296)        6,126
                                         --------     ---------         --------       -------

  Flex Shares:
    Shares Issued....................          --            --               --            --
    Shares Issued in Lieu of Cash
             Distributions...........          --            --               --            --
    Shares Redeemed..................          --            --               --            --
                                         --------     ---------         --------       -------
    Net Flex Share Transactions .....          --            --               --            --
                                         --------     ---------         --------       -------
    Net Change in Capital Shares ....     179,652       137,877           17,485        20,601
                                         ========     =========         ========       =======


8. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Tax-Exempt Money Market and Virginia Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Adviser to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES

                                      INVESTMENT ADVISER
                                Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                       DISTRIBUTOR
                            SEI Investments Distribution Co.

                        This information must be preceded or accompanied by
                          a current prospectus for each Fund described.






                                                                 STI-SA-002-0300